Note 14 - Earnings (loss) Per Common Share (Details) - Calculation of Basic and Diluted Earnings Per Share (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Calculation of Basic and Diluted Earnings Per Share [Abstract]0
Net (loss) income	$ 54	$ 2,726	$ 1,408	$ (63,984)	$ (189,112)
Net (loss) income available to common shareholders	$ 54	$ 2,726	$ 1,408	$ (63,984)	$ (189,112)
Weighted average common shares outstanding, basic	3,232,168	2,431,113	2,437,361	2,427,083	900,668
Weighted average common shares outstanding, diluted	3,232,168	2,432,184	2,444,504	2,427,083	900,668
(Loss) / income per common share, basic and diluted	$ 0.02	$ 1.12	$ 0.58	$ (26.36)	$ (209.97)